Convertible Debentures (Details)						12 Months Ended
	Mar. 06, 2020 CAD ($)	Nov. 25, 2019 CAD ($) shares	Jan. 24, 2019 CAD ($) day shares	Jan. 24, 2019 USD ($) day shares	Mar. 09, 2018 CAD ($) day $ / shares	Jun. 30, 2021 CAD ($) bps	Jun. 30, 2020 CAD ($) bps	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares	Nov. 30, 2019 $ / shares	Jan. 24, 2019 USD ($) $ / shares
Borrowings, Convertible Debentures [Roll Forward]
Conversion of debt							$ (391,911,000)
Current portion						$ (34,749,000)	(32,110,000)
Long-term portion						293,182,000	294,928,000
Loss on induced conversion of debenture						0	172,291,000
Repayments of convertible borrowings						0	2,306,000
Derivative liability						91,939,000	1,827,000
Unrealized gain (loss) on derivative liability						19,606,000	(175,568,000)
Convertible debenture
Borrowings, Convertible Debentures [Roll Forward]
Beginning balance						327,038,000	503,581,000
Conversion of debt							(219,614,000)
Interest paid						(24,364,000)	(35,737,000)
Accretion						30,265,000	36,799,000
Accrued interest						24,311,000	33,465,000
Principal repayment							(2,306,000)
Unrealized gain on foreign exchange						(29,319,000)	10,850,000
Ending balance						327,931,000	327,038,000
Current portion						(34,749,000)	(32,110,000)
Long-term portion						293,182,000	294,928,000
Convertible debenture, March 2018
Borrowings, Convertible Debentures [Roll Forward]
Beginning balance						0	212,094,000
Conversion of debt							(219,614,000)
Interest paid						0	(7,948,000)
Accretion						0	9,857,000
Accrued interest						0	7,917,000
Principal repayment							(2,306,000)
Unrealized gain on foreign exchange						0	0
Ending balance						0	0
Current portion						0	0
Long-term portion						0	0
Notional amount					$ 230,000,000.0
Borrowings maturity, term					2 years
Borrowings, interest rate					5.00%
Conversion price (in CAD per share) | $ / shares					$ 156.60
Conversion, stock price trigger (in CAD per share) | $ / shares					$ 204.00
Consecutive trading days | day					10
Temporarily amended conversion price (in CAD per share) | $ / shares										$ 39.40
Discount on average daily VWAP of common shares, percent										0.06
Conversion of notes, percent converted		99.00%
Principal amount converted		$ 227,000,000.0
Conversion of convertible debentures (in shares) | shares		5,761,260
Interest expense on borrowings		$ 7,900,000
Payment for interest previously incurred on convertible borrowings		4,700,000
Payment for interest not yet incurred on convertible borrowings		$ 3,200,000
Loss on induced conversion of debenture							172,300,000
Repayments of convertible borrowings	$ 2,300,000
Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Beginning balance						327,038,000	291,487,000
Conversion of debt							0
Interest paid						(24,364,000)	(27,789,000)
Accretion						30,265,000	26,942,000
Accrued interest						24,311,000	25,548,000
Principal repayment							0
Unrealized gain on foreign exchange						(29,319,000)	10,850,000
Ending balance						327,931,000	327,038,000
Current portion						(34,749,000)	(32,110,000)
Long-term portion						293,182,000	294,928,000
Notional amount			$ 460,600,000								$ 345,000,000.0
Borrowings, interest rate			5.50%								5.50%
Conversion price (in CAD per share) | $ / shares											$ 86.72
Conversion, number of common shares (in shares) | shares			11.53	11.53
Principal amount used for conversion rate											$ 1,000
Proceeds from borrowings			$ 445,600,000	$ 334,700,000
Transaction costs			$ 15,000,000.0
Share price (in USD per share) | $ / shares								$ 9.04	$ 12.42
Convertible debenture, January 2019 | On and after February 28, 2022 and prior to February 28, 2024
Borrowings, Convertible Debentures [Roll Forward]
Conversion price (in CAD per share) | $ / shares											$ 112.74
Consecutive trading days | day			30	30
Trading days | day			20	20
Conversion, threshold percentage of stock price trigger			130.00%	130.00%
Convertible debenture, January 2019 | On and after February 28, 2024
Borrowings, Convertible Debentures [Roll Forward]
Consecutive trading days | day			20	20
Trading days | day			10	10
Conversion, dollar unit per redemption share			$ 1,000
Convertible debenture, January 2019 | On and after February 28, 2024 | Top of range
Borrowings, Convertible Debentures [Roll Forward]
Redemption, threshold days | day			60	60
Convertible debenture, January 2019 | On and after February 28, 2024 | Bottom of range
Borrowings, Convertible Debentures [Roll Forward]
Redemption, threshold days | day			30	30
Convertible debenture, January 2019 | Upon the Occurrence of Certain Customary Events
Borrowings, Convertible Debentures [Roll Forward]
Redemption percentage of principal amount			100.00%	100.00%
Convertible Senior Notes | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Financial liabilities at amortised cost			$ 276,400,000
Debentures, accrued interest						8,600,000	8,600,000
Conversion Option | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Amount of equity component			$ 169,200,000								$ 126,800,000
Derivative liability						3,100,000	1,800,000
Unrealized gain (loss) on derivative liability						$ 1,300,000	$ (175,600,000)
Historical volatility for shares | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Significant unobservable input, liabilities						0.87	0.75
Credit spread | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Significant unobservable input, liabilities | bps						1,302	3,297
Stock borrow rate | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Significant unobservable input, liabilities						0.10	0.50